Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Stated Accumulated Depreciation using the Straight-Line Method Over the Estimated Useful Lives of the Related Assets
Dec. 31, 2023
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, depreciation percentage	33.00%
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, depreciation percentage	15.00%
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, depreciation percentage	33.00%
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, depreciation percentage	7.00%
Production equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, depreciation percentage	33.00%
Production equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, depreciation percentage	50.00%